Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Balance Sheet Components [Abstract]
Summary of Property, Plant and Equipment
Property and equipment, net consists of the following (in thousands):

	December 31,
	2021	2020
Equipment	$45,501	$29,229
Computer software	8,410	5,992
Leasehold improvements	9,364	5,724
Molds and tooling	8,052	3,269
Vehicles and aircraft	1,198	211
Furniture and fixtures	319	95
Construction in-progress	6,394	3,741

Gross property and equipment	79,238	48,261
Accumulated depreciation and amortization	(26,083)	(14,135)

Property and equipment, net	$53,155	$34,126

Schedule of Intangible Assets
The intangible assets consist of the following:

	December 31,
	2021	2020
Automation Platform Software	$7,200	$—
Multimodal Software Technology	4,900	—
System Simulation Software Technology	4,600	—
Other Intangibles	1,655	—
Gross intangible assets	18,355	—
Accumulated amortization	(3,843)	—

Intangible assets, net	$14,512	$—

Schedule of Estimated Future Amortization Expense of Acquired Intangible Assets
The following table presents the estimated future amortization expense of acquired amortizable intangible assets as of December 31, 2021 (in thousands):

Fiscal Year	Amount
2022	$4,394
2023	4,394
2024	3,558
2025	2,166

$14,512

Summary Of Prepaid Expenses
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid equipment	$2,923	$1,352
Prepaid software	4,494	1,076
Prepaid taxes	1,332	243
Prepaid insurance	8,031	156
Other	636	205

Total	$17,416	$3,032

Schedule of Other Non-Current Assets
Other
non-current
assets consist of the following (in thousands):

	December 31,
	2021	2020
Contractual agreements asset	$59,611	$—
Long term prepaid insurance	10,511	—
Other non-current assets	199	262

Total	$70,321	$262